Disclosures on Financial Instruments - Summary of Carrying Amount of Trade Receivables and Finance Receivables Sold Along with Associated Liabilities (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2019 INR (₨)	Mar. 31, 2018 INR (₨)	Mar. 31, 2019 USD ($)
Disclosure of detailed information about financial instruments [line items]
Provision	₨ 380.3	₨ 226.2
Trade receivables [Member]
Disclosure of detailed information about financial instruments [line items]
Carrying amount of asset sold	10,314.6	15,074.4	$ 149.2
Carrying amount of associated liabilities	10,314.6	15,074.4	149.2
Finance receivables [Member]
Disclosure of detailed information about financial instruments [line items]
Carrying amount of asset sold	30,338.3	13,069.1	438.7
Carrying amount of associated liabilities	₨ 30,473.3	₨ 13,205.8	$ 440.7